INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (6,483,714)
Deferred tax assets (liability), end of year	(7,448,592)	$ (6,483,714)
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,728,787	1,736,422
Charge in results	(106,117)	(7,635)
Deferred tax assets (liability), end of year	1,622,670	1,728,787
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	13,517	0
Deferred tax assets (liability), end of year	13,517	0
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	995	0
Charge in results	(995)	995
Deferred tax assets (liability), end of year	0	995
Deferred Tax Assets [Member] | Tax Credits Discounted Value Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	484	811
Charge in results	(484)	(327)
Deferred tax assets (liability), end of year	0	484
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	995	4,761
Charge in results	(352)	(3,766)
Deferred tax assets (liability), end of year	643	995
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	210,815	211,326
Charge in results	12,320	(511)
Deferred tax assets (liability), end of year	223,135	210,815
Deferred Tax Assets [Member] | Financial Lease [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	817,211	853,576
Charge in results	(89,081)	(36,365)
Deferred tax assets (liability), end of year	728,130	817,211
Deferred Tax Assets [Member] | Contract liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	686,267	665,948
Charge in results	(46,704)	20,319
Deferred tax assets (liability), end of year	639,563	686,267
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	944	0
Deferred tax assets (liability), end of year	944	0
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	12,020	0
Charge in results	4,718	12,020
Deferred tax assets (liability), end of year	16,738	12,020
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(8,212,501)	(6,393,198)
Charge in results	(858,761)	(1,819,303)
Deferred tax assets (liability), end of year	(9,071,262)	(8,212,501)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(2,223,023)	0
Charge in results	(1,365,008)	(2,223,023)
Deferred tax assets (liability), end of year	(3,588,031)	(2,223,023)
Deferred Tax Liabilities [Member] | Deferred Sales [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	5,945
Charge in results	0	(5,945)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(35,759)	(65,093)
Charge in results	15,815	29,334
Deferred tax assets (liability), end of year	(19,944)	(35,759)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(5,920,872)	(6,111,056)
Charge in results	693,689	190,184
Deferred tax assets (liability), end of year	(5,227,183)	(5,920,872)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(2,897)	(198,776)
Charge in results	1,861	195,879
Deferred tax assets (liability), end of year	(1,036)	(2,897)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(27,412)	(24,218)
Charge in results	(6,112)	(3,194)
Deferred tax assets (liability), end of year	(33,524)	(27,412)
Deferred Tax Liabilities [Member] | Other Financial Assets at Amortized Cost [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(2,538)	0
Charge in results	(199,006)	(2,538)
Deferred tax assets (liability), end of year	$ (201,544)	$ (2,538)